UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

                         (SANDS CAPITAL MANAGEMENT LOGO)

THE SANDS CAPITAL GLOBAL GROWTH FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2010

                               INVESTMENT ADVISER:
                          SANDS CAPITAL MANAGEMENT, LLC

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                            GROWTH FUND
                                                            APRIL 30, 2010

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................    8
Statement of Operations ...................................................    9
Statement of Changes in Net Assets ........................................   10
Financial Highlights ......................................................   11
Notes to Financial Statements .............................................   13
Disclosure of Fund Expenses ...............................................   22
Approval of Investment Advisory Agreement .................................   24

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-826-5646; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                            GROWTH FUND
                                                            APRIL 30, 2010

Dear Shareholder:

We are pleased to send you the Semi-Annual Report for the Sands Capital Global Growth Fund (the "Fund") for the period ending April 30, 2010, which contains information on the holdings of the Fund, along with financial highlights and a Statement of Operations. In the month since its recent inception on March 31, 2010, the Fund returned 1.20% compared to a 0.20% return for the MSCI All Country World Index. Given our long-term orientation we tend not to have too much investment activity to report during any given quarter or two. Stock prices and investment performance often move around over the short term, but underlying business values tend to be far less volatile. Consequently, instead of attempting to explain short term stock price fluctuations, we will typically approach this letter as an opportunity to remind our Fund investors what it is we do at Sands Capital, and more importantly, why we do it.

Our proprietary fundamental research focuses on identifying leading growth businesses that meet the following six investment criteria, which collectively have served as the cornerstone of the investment strategy at Sands Capital for almost 20 years: 1) sustainable above average earnings growth; 2) leadership position in a promising business space; 3) significant competitive advantages;
4) clear mission and value-added focus; 5) financial strength; and 6) rational valuation relative to the market and business prospects. These deceptively "simple" criteria form the foundation of everything we do at Sands Capital. They serve as a common language for the research team; a common lens through which to focus our efforts on what we believe is the relatively small "sweet spot" of sustainable growth that exists within the vast universe of global equities. In this letter we highlight how our integrated global research structure and fundamental, bottom up process informs our approach to investing in a concentrated portfolio of leading growth equities around the world.

THE IMPORTANCE OF OUR GLOBAL RESEARCH STRUCTURE

Global Growth represents only the second broad-based equity strategy we have launched since our firm's inception in 1992. More importantly, our global strategy is a natural evolution of the same disciplined growth philosophy that has consistently been applied for almost two decades in our flagship U.S.-focused Large Cap Growth strategy ("Select Growth"). Importantly, both strategies are based on the same six investment criteria, are supported by the same Investment Team, and are part of the same integrated research effort that is structured around our six Global Sector Teams. We think this translates into a highly complementary GLOBAL effort that could

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                            GROWTH FUND
                                                            APRIL 30, 2010

not be achieved by simply "bolting together" a domestic and international team and/or strategy.

The origins of our Global Growth strategy can be traced back to the evolution we have seen in our Select Growth strategy over the past decade. Over time, the revenue generated by our holdings in that portfolio have increasingly been coming from OUTSIDE the U.S. (~30% in 1999 vs. ~50% today). During this period, it became clear to us that we could no longer understand these businesses properly without thinking about and researching them on a GLOBAL basis (e.g., working to understand how Amazon's competitive advantages may or may not translate across borders to places like Europe or Japan). In response, we concluded that we had to evolve our research structure to more accurately reflect the changing business reality of our underlying holdings.

For example, why have a U.S. Technology Team cover Qualcomm (a leader in mobile telephony IP), a European team cover ARM Holdings (a leader in semiconductor
IP), and an Asian team cover Taiwan Semiconductor (a semiconductor contract manufacturer), when each of these businesses is part of the same value chain and ultimately have much more to do with their common global customer and competitor base than their country of domicile? The growth drivers for California-based Qualcomm have a lot more to do with the 85% of mobile phone users that are outside the U.S. than it does with the fact that this company is domiciled in the U.S. Therefore, our investment case is built on a global framework that we think is essential to evaluate Qualcomm's business and future growth prospects.

Given our business-focused investment process, we believe our Global Sector Team structure better suits our investment needs than a more geographically-focused research approach. It gives our research team a unique perspective that enables us to view individual businesses and industries in a global context, making direct comparisons between similar businesses across geographies part of our everyday work and allowing us to better understand value chains that cut across borders, while gaining a more holistic view of each individual business and all of its end markets. As we have evolved to Global Sector Teams it has greatly enhanced our research of both U.S. and non-U.S. businesses alike, and we consider this integrated global approach an important competitive advantage for us as investors.

To support our deep, proprietary and business-focused research process, our team invests significant time and resources in global travel--routinely visiting with company managements, vendors, suppliers, competitors and industry experts across the

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                            GROWTH FUND
                                                            APRIL 30, 2010

U.S. and around the world. At Sands Capital, this extensive research effort is directly supported--and in our view enhanced--by the fact that all of our investment professionals are in a single location in Arlington, Virginia. This translates into clear, efficient, communication and idea flow across the entire firm, and, when combined with our six investment criteria and long-term approach, enables us to very quickly cut the global opportunity set down to size in order to maintain a highly focused and effective decision-making process.

LOOKING AHEAD -- FUNDAMENTAL EVIDENCE OF THE ECONOMIC REBOUND

Our primary focus remains on our fundamental, bottom up research, rather than on any short-term market outlook. That said, we are seeing continued signs of economic stabilization and a return to economic growth globally. Some recent examples of this from our portfolio include: 1) market headwinds becoming tailwinds at IntercontinentalExchange, with volumes increasing as capital returns to the markets, volatility declines, and commodity prices rise; 2) system sales starting to accelerate at Intuitive Surgical as hospital capex picks up again; 3) customer orders rebounding 20%+ YTD at Li & Fung as the inventory destocking cycle passes and retailers begin to plan for higher future sales; 4) an upswing in the semiconductor cycle driven by improving end market demand (e.g., handsets, PC's, TV's, etc.) benefitting Taiwan Semiconductor; and
5) a stabilization and early signs of a rebound in global trade flows benefitting Kuehne & Nagel.

While there are certainly no guarantees in investing, we think we are well-positioned to generate attractive excess returns for investors over time using this globally integrated research approach that focuses on identifying high quality, leading growth companies around the world. Through our deep, fundamental research, we are able to build conviction in a company's ability to grow at a higher rate and/or for a longer duration than the market expects. We think the difference in perspective that comes with our longer time horizon allows us to benefit in a world in which undue emphasis is placed on quarterly results and short-term stock price fluctuations, instead of long-term business results and wealth creation.

We continue to find and research leading businesses at rational valuations; businesses that are taking market share from weaker competitors, and which are emerging stronger and leaner from the global downturn. Given this context, we think that our clear investment criteria, deep firm resources, and integrated global research process has helped us to identify a very special group of businesses located around the world, and expect that attractive future long-term returns will be driven by the compelling growth and duration that exists in our portfolio today.

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                            GROWTH FUND
                                                            APRIL 30, 2010

We greatly appreciate your interest and support, and look forward to providing future updates on our investment approach and results.

Sincerely,

THE SANDS CAPITAL MANAGEMENT INVESTMENT TEAM

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

THE MSCI ALL COUNTRY WORLD INDEX is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Information Technology   28.0%
Consumer Discretionary   20.2%
Health Care              14.1%
Energy                   11.0%
Financials                8.8%
Industrials               6.6%
Consumer Staples          5.0%
Warrants                  4.3%
Materials                 2.0%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.2%

                                                       SHARES     VALUE
                                                      --------   --------
ARGENTINA -- 2.0%
   MercadoLibre* ..................................      1,025   $ 51,680
                                                                 --------
AUSTRALIA -- 1.8%
   CSL ............................................      1,600     47,800
                                                                 --------
BRAZIL -- 5.0%
   BM&FBOVESPA ....................................     14,300     94,236
   Cielo ..........................................      3,900     37,687
                                                                 --------
                                                                  131,923
                                                                 --------
CHINA -- 5.9%
   Mindray Medical International ADR ..............      1,700     64,940
   New Oriental Education & Technology Group
      ADR* .......................................         850     79,534
   Tingyi Cayman Islands Holding ..................      5,000     12,422
                                                                 --------
                                                                  156,896
                                                                 --------
HONG KONG -- 4.8%
   Hong Kong Exchanges and Clearing ...............      1,200     19,611
   Li & Fung ......................................     22,500    108,476
                                                                 --------
                                                                  128,087
                                                                 --------
MEXICO -- 2.4%
   Wal-Mart de Mexico .............................     26,600     62,259
                                                                 --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES     VALUE
                                                      --------   --------
PORTUGAL -- 1.2%
   Jeronimo Martins SGPS ..........................      3,100   $ 32,078
                                                                 --------
SOUTH AFRICA -- 4.9%
   Naspers, Cl N ..................................      3,200    129,269
                                                                 --------
SWITZERLAND -- 7.6%
   ABB ADR ........................................      2,000     38,320
   Kuehne & Nagel International ...................        750     78,513
   SGS ............................................         43     55,873
   Synthes ........................................        250     28,377
                                                                 --------
                                                                  201,083
                                                                 --------
TAIWAN -- 1.2%
   Taiwan Semiconductor ADR .......................      3,100     32,829
                                                                 --------
UNITED KINGDOM -- 1.9%
   ARM Holdings ...................................      7,300     28,150
   Reckitt Benckiser Group ........................        450     23,371
                                                                 --------
                                                                   51,521
                                                                 --------
UNITED STATES -- 55.5%
   Allergan .......................................        900     57,321
   Amazon.com* ....................................        825    113,074
   Apple* .........................................        525    137,088
   Broadcom, Cl A .................................      1,600     55,184
   Charles Schwab .................................      2,700     52,083
   FMC Technologies* ..............................      1,525    103,227
   Genzyme* .......................................      1,250     66,550
   Google, Cl A* ..................................        130     68,307
   IntercontinentalExchange* ......................        550     64,147
   Intuitive Surgical* ............................        290    104,563
   Las Vegas Sands* ...............................      4,000     99,440
   Monsanto .......................................        850     53,601
   National Oilwell Varco .........................      2,300    101,269
   QUALCOMM .......................................      2,800    108,472
   Salesforce.com* ................................      1,550    132,680
   Schlumberger ...................................      1,125     80,348

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ----------   ----------
UNITED STATES -- (CONTINUED)
   Visa, Cl A ........................................          850   $   76,695
                                                                      ----------
                                                                       1,474,049
                                                                      ----------
TOTAL COMMON STOCK
   (Cost $2,470,478) .................................                 2,499,474
                                                                      ----------
WARRANTS -- 4.2%
INDIA -- 4.2%
   ITC Ltd. expires 01/30/12* ........................        3,900       23,127
   ITC Ltd. expires 09/29/14* ........................        5,300       31,429
   Larsen and Toubro expires 09/24/13* ...............        1,500       53,790
   Larsen and Toubro expires 11/04/14* ...............          100        3,586
                                                                      ----------
TOTAL WARRANTS (Cost $111,578) .......................                   111,932
                                                                      ----------
   TOTAL INVESTMENTS -- 98.4%
      (Cost $2,582,056) ..............................                $2,611,406
                                                                      ==========

     PERCENTAGES ARE BASED ON NET ASSETS OF $2,653,503.

*    NON-INCOME PRODUCING SECURITY.

     ADR -- AMERICAN DEPOSITARY RECEIPT
     CL  -- CLASS
     LTD -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments, at value (Cost $2,582,056) ........................   $ 2,611,406
Cash ...........................................................        30,669
Foreign Currency, at value (Cost $5,787) .......................         5,828
Deferred Offering Costs ........................................        72,507
Receivable due from Investment Adviser .........................        36,356
Receivable for Investment Securities Sold ......................         7,403
Dividend and Interest Receivable ...............................           485
                                                                   -----------
   TOTAL ASSETS ................................................     2,764,654
                                                                   -----------
LIABILITIES:
Payable due to Administrator ...................................        13,151
Chief Compliance Officer Fees Payable ..........................           793
Payable due to Trustees ........................................           695
Other Accrued Expenses .........................................        96,512
                                                                   -----------
   TOTAL LIABILITIES ...........................................       111,151
                                                                   -----------
NET ASSETS .....................................................   $ 2,653,503
                                                                   ===========
NET ASSETS CONSIST OF:
Paid-in Capital ................................................   $ 2,625,023
Accumulated Net Investment Loss ................................        (1,034)
Accumulated Net Realized Gain on Investments,
   Foreign Currency and Translation of Other Assets
   and liabilities Denominated in Foreign Currencies ...........            70
Net Unrealized Appreciation on Investments .....................        29,350
Net Unrealized Appreciation on Foreign Currency and
   Translation of Other Assets and liabilities Denominated
   in Foreign Currencies .......................................            94
                                                                   -----------
NET ASSETS .....................................................   $ 2,653,503
                                                                   ===========
NET ASSET VALUE PER SHARE --
   INSTITUTIONAL SHARES ($2,551,998 / 252,193 SHARES) ..........   $     10.12
                                                                   ===========
NET ASSET VALUE PER SHARE --
   INVESTOR SHARES ($101,505 / 10,032 SHARES) ..................   $     10.12
                                                                   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      SANDS CAPITAL GLOBAL
                                                     GROWTH FUND FOR THE
                                                     PERIOD ENDED
                                                     APRIL 30, 2010* (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Dividends ...........................................................   $  1,254
                                                                        --------
   TOTAL INVESTMENT INCOME ..........................................      1,254
                                                                        --------
EXPENSES:
Administration Fees .................................................     13,151
Investment Advisory Fees ............................................      1,762
Chief Compliance Officer Fees .......................................        793
Trustees' Fees ......................................................        695
Shareholder Servicing Fees -- Investor Class ........................          8
Offering Costs (see Note 2) .........................................      6,493
Transfer Agent Fees .................................................      5,806
Legal Fees ..........................................................      3,598
Audit Fees ..........................................................      2,686
Printing Fees .......................................................      1,752
Custodian Fees ......................................................      1,431
Registration and Filing Fees ........................................        718
Other Expenses ......................................................      1,513
                                                                        --------
   TOTAL EXPENSES ...................................................     40,406
                                                                        --------
Less:
   Waiver of Investment Advisory Fees ...............................     (1,762)
   Reimbursement by Investment Advisor ..............................    (36,356)
                                                                        --------
   NET EXPENSES .....................................................      2,288
                                                                        --------
NET INVESTMENT LOSS .................................................     (1,034)
                                                                        --------
NET REALIZED GAIN (LOSS) ON:
   Investments ......................................................      3,644
   Foreign Currency and Translation of Other Assets
      and Liabilities Denominated in Foreign Currencies .............     (3,574)
                                                                        --------
NET REALIZED GAIN ...................................................         70
                                                                        --------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments ......................................................     29,350
   Foreign Currency and Translation of Other Assets
      and Liabilities Denominated in Foreign Currencies .............         94
                                                                        --------
NET CHANGE IN UNREALIZED APPRECIATION ...............................     29,444
                                                                        --------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ...........     29,514
                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................   $ 28,480
                                                                        --------

*    COMMENCED OPERATIONS ON MARCH 31, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                            GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                           PERIOD
                                                                            ENDED
                                                                          APRIL 30,
                                                                            2010*
                                                                         (UNAUDITED)
                                                                        ------------
OPERATIONS:
   Net Investment Loss ..............................................   $    (1,034)
   Net Realized Gain on Investments and Foreign Currency and
      Translation of Other Assets and Liabilities Denominated
      in Foreign Currencies .........................................            70
   Net Change in Unrealized Appreciation on Investments and
      Foreign Currency Translation of Other Assets and Liabilities
      Denominated in Foreign Currencies .............................        29,444
                                                                        -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............        28,480
                                                                        -----------
CAPITAL SHARE TRANSACTIONS:
   Institutional Shares
      Issued ........................................................       220,300
      Issued in connection with in-kind transfer** ..................     2,304,403
                                                                        -----------
   NET INSTITUTIONAL SHARE TRANSACTIONS .............................     2,524,703
                                                                        -----------
CAPITAL SHARE TRANSACTIONS:
   Investor Shares
      Issued ........................................................           320
      Issued in connection with in-kind transfer** ..................       100,000
                                                                        -----------
   NET INVESTOR SHARE TRANSACTIONS ..................................       100,320
                                                                        -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......     2,625,023
                                                                        -----------
   TOTAL INCREASE IN NET ASSETS .....................................     2,653,503
                                                                        -----------
NET ASSETS:
   Beginning of Period ..............................................            --
                                                                        -----------
   End of Period (including Accumulated Investment Loss of $1,034) ..   $ 2,653,503
                                                                        ===========
SHARES TRANSACTIONS:
   Institutional Shares
      Issued ........................................................        21,753
      Issued in connection with in-kind transfer** ..................       230,440
                                                                        -----------
   NET INSTITUTIONAL SHARE TRANSACTIONS .............................       252,193
                                                                        -----------
SHARES TRANSACTIONS:
   Investor Shares
      Issued ........................................................            32
      Issued in connection with in-kind transfer** ..................        10,000
                                                                        -----------
   NET INSTITUTIONAL SHARE TRANSACTIONS .............................        10,032
                                                                        -----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS .......       262,225
                                                                        ===========

*    COMMENCED OPERATIONS ON MARCH 31, 2010.

**   SEE NOTE 9.

AMOUNT DESIGNATED AS "--" IS $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                            GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 INSTITUTIONAL
                                                                    SHARES
                                                                 -------------
                                                                    PERIOD
                                                                    ENDED
                                                                  APRIL 30,
                                                                    2010*
                                                                 (UNAUDITED)
                                                                 -------------
Net Asset Value, Beginning of Period .........................     $10.00
                                                                   ------
Income from Investment Operations:
Net Investment Loss+ .........................................         --
Net Realized and Unrealized Gain .............................       0.12
                                                                   ------
   Total from Investment Operations ..........................       0.12
                                                                   ------
Net Asset Value, End of Period ...............................     $10.12
                                                                   ======
TOTAL RETURN++ ...............................................       1.20%
                                                                   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........................     $2,552
Ratio of Expenses to Average Net Assets ......................       1.10%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Reimbursements) ....................      19.48%**
Ratio of Net Investment Loss to Average Net Assets ...........      (0.49)%**
Portfolio Turnover Rate ......................................          3%***

+    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

++ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND REIMBURSED OTHER EXPENSES.

*    COMMENCED OPERATIONS MARCH 31, 2010.

**   ANNUALIZED.

***  NOT ANNUALIZED.

AMOUNT DESIGNATED AS "--" IS $0 OR HAS BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                            GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   INVESTOR
                                                                   SHARES
                                                                 -------------
                                                                    PERIOD
                                                                     ENDED
                                                                   APRIL 30,
                                                                     2010*
                                                                  (UNAUDITED)
                                                                 -------------
Net Asset Value, Beginning of Period .........................     $10.00
                                                                   ------
Income (Loss) from Investment Operations:
Net Investment Loss+ .........................................         --
Net Realized and Unrealized Gain .............................       0.12
                                                                   ------
   Total from Investment Operations ..........................       0.12
                                                                   ------
Net Asset Value, End of Period ...............................     $10.12
                                                                   ======
TOTAL RETURN++ ...............................................       1.20%
                                                                   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........................      $ 102
Ratio of Expenses to Average Net Assets ......................       1.25%**@
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Reimbursements) ....................      19.65%**
Ratio of Net Investment Loss to Average Net Assets ...........      (0.65)%**
Portfolio Turnover Rate ......................................          3%***

+    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

++ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND REIMBURSED OTHER EXPENSES.

*    COMMENCED OPERATIONS MARCH 31, 2010.

**   ANNUALIZED.

***  NOT ANNUALIZED.

@ RATIO WOULD HAVE BEEN 1.35% HAD THE FUND BEEN CHARGED THE FULL 0.25% FOR SHAREHOLDER SERVICING FEES.

AMOUNT DESIGNATED AS "--" IS $0 OR HAS BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment global company with 32 funds. The financial statements herein are those of the Sands Capital Global Growth Fund (the "Fund"). The Fund consists of Institutional and Investor share classes which commenced operations on March 31, 2010. The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in equity securities of publicly-traded companies located anywhere in the world, including equity securities in developing or emerging markets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

     supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

     foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Fund uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) ("Interactive Data") as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund's administrator and can request that a meeting of the Committee be held.

     If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Investments in Securities           Level 1     Level 2    Level 3     Total
-------------------------         ----------   --------   --------   ----------
Common Stock
   Argentina                      $   51,680   $     --     $--      $   51,680
   Australia                              --     47,800      --          47,800
   Brazil                            131,923         --      --         131,923
   China                             144,474     12,422      --         156,896
   Hong Kong                              --    128,087      --         128,087
   Mexico                             62,259         --      --          62,259
   Portugal                               --     32,078      --          32,078
   South Africa                           --    129,269      --         129,269
   Switzerland                        38,320    134,386      --         172,706
   Taiwan                             32,829         --      --          32,829
   United Kingdom                         --     51,521      --          51,521
   United States                   1,474,049     28,377      --       1,502,426
                                  ----------   --------     ---      ----------
Total Common Stock                 1,935,534    563,940      --       2,499,474
Warrants
   India                                  --    111,932      --         111,932
                                  ----------   --------     ---      ----------
Total Warrants                            --    111,932      --         111,932
                                  ----------   --------     ---      ----------
Total Investments in Securities   $1,935,534   $675,872+    $--      $2,611,406
                                  ==========   ========     ===      ==========

+ REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE THE UNITED STATES, THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

     For the period ended April 30, 2010, there have been no significant changes to the Fund's fair value methodologies.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies,

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

     currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2.00% on redemptions of Capital Shares held for less than ninety days. There were no redemption fees retained during the period ended April 30, 2010. Such fees are retained by the Fund for the benefit of the remaining shareholders.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on March 31, 2010, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of April 30, 2010, $72,507 remained to be amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $150,000 plus $10,000 per additional class or 0.15% of the first $250 million, 0.12% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services.

Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

Sands Capital Management, LLC (the "Adviser") serves as the investment adviser for the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.10% and 1.35% of the Fund's Institutional Class Shares' and Investor Class Shares' average daily net assets, respectively. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. At April 30, 2010, the amount the Adviser may seek as reimbursement of previously waived and reimbursed fees for the Fund was $38,118.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

6. INVESTMENT TRANSACTIONS:

For the period ended April 30, 2010, the Fund made purchases of $2,650,684 and sales of $72,271 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are generally due to differing book and tax treatments for foreign currency transactions and net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Such reclassification are recorded during the period in which they arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2010, were as follows:

               AGGREGATE    AGGREGATE
                GROSS         GROSS           NET
 FEDERAL      UNREALIZED    UNREALIZED     UNREALIZED
TAX COST     APPRECIATION  DEPRECIATION   APPRECIATION
--------     ------------  ------------   ------------
$2,582,056      $92,848      $(63,498)       $29,350

8. CONCENTRATION OF RISKS:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

9. IN-KIND TRANSFER

On March 31, 2010, the Fund commenced operations as a result of a contribution in-kind of investment securities from a separately managed account managed by the Adviser. As a result of the transfer, the securities were transferred at their current value on the date of transaction as follows:

CLASS           SHARES ISSUED     VALUE
-----           -------------   ----------
Institutional      230,440      $2,304,403
Investor            10,000         100,000

10. OTHER:

At April 30, 2010, 91% of Institutional and 100% of Investor shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

11. RECENT ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

12. SUBSEQUENT EVENTS:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES -- CONCLUDED

                                   BEGINNING     ENDING                 EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE       EXPENSE     DURING
                                    3/31/10     4/30/10      RATIOS      PERIOD
                                   ---------   ---------   ----------   --------
SANDS CAPITAL GLOBAL GROWTH FUND

ACTUAL FUND RETURN
Institutional Shares               $1,000.00   $1,012.00      1.10%      $0.91*
Investor Shares                     1,000.00    1,012.00      1.25        1.03*

HYPOTHETICAL 5% RETURN
Institutional Shares               $1,000.00   $1,019.34      1.10%      $5.51**
Investor Shares                     1,000.00    1,018.60      1.25        6.26**

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 30/365 (to reflect the commencement of operations period shown).

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The beginning account values for the hypothetical 5% return are as of March 31, 2010.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the '1940 Act'), at its February 16-17, 2010 meeting, the Board of Trustees (the 'Board') of The Advisors' Inner Circle Fund (the 'Trust') considered the approval of the advisory agreement (the 'Advisory Agreement') for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or 'interested persons' of any party thereto, as defined in the 1940 Act (the 'Independent Trustees'), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser and (iii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, assets under management, ownership structure, representative clients, competitive strengths, investment personnel and strategy, and sell discipline. The representatives also reviewed a strategy currently managed by the Adviser with portfolio holdings, construction and guidelines that were similar to those proposed for the Fund. In addition, the representatives discussed the proposed business plan to grow assets for the Fund. The representatives also provided an overview of the Fund, discussing the Fund's proposed objective and strategy, including currency exposure. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ('Form ADV') was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE ADVISER

The Board reviewed the performance of the Adviser's Global Growth Equity Investment Strategy (the 'Strategy'), which the Adviser manages using similar investment guidelines as the Fund. The Board, using written materials provided prior to and at the meeting, considered the performance of the Strategy compared to a benchmark index for various trailing periods. The Adviser's representatives noted that the Strategy had consistently outperformed its benchmark, which would also be the benchmark for the Fund.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed a report of the proposed advisory fee to be paid by the Fund to the Adviser, and the fee waivers that the Adviser proposed to make, as well as the costs of services to be provided by and the expected profits realized by the Adviser from its relationship with the Fund, and noted the Fund's expected total fees and expenses, after waivers, were lower than the average fees and expenses incurred by other peer funds. The Board concluded that such profits were not excessive. The Trustees also reviewed reports comparing expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee

THE ADVISORS' INNER CIRCLE FUND                       SANDS CAPITAL GLOBAL
                                                      GROWTH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

appeared reasonable in light of the services to be rendered and was the result of arm's length negotiations. The Board also considered the Adviser's commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                                     NOTES

                                     NOTES

                        SANDS CAPITAL GLOBAL GROWTH FUND
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  888-826-5646

                                    ADVISER:

                          Sands Capital Management, LLC
                        1101 Wilson Boulevard, Suite 2300
                               Arlington, VA 22209

                                  DISTRIBUTOR:

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:

                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:

                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.

SAN-SA-001-0100

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.